Insurance service expense (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Insurance Service Expenses

	2023		2022

	Insurance contracts	Investment contracts with DPF	Insurance contracts	Investment contracts with DPF

Incurred claims and other incurred insurance service expenses	(8,404)	(36)	(9,030)	(54)

Changes in fulfilment cash flows relating to incurred claims	(17)	-	8	-

Onerous contract losses (and reversals)	(1,079)	-	(1,247)	-

Amortization of insurance acquisition costs	(558)	-	(545)	-

Contracts not measured under the PAA	(10,058)	(36)	(10,815)	(54)

Contracts measured under the PAA	(132)	-	(228)	-

Total insurance service expenses	(10,190)	(36)	(11,043)	(54)